UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	2/28/2018

Item 1 – Reports to Stockholders

PRUDENTIAL JENNISON BLEND FUND, INC.

SEMIANNUAL REPORT

FEBRUARY 28, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Jennison Blend Fund, Inc.	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

4	Visit our website at pgiminvestments.com

However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Jennison Blend Fund, Inc.	5

6	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Blend Fund, Inc. informative and useful. The report covers performance for the six-month period ended February 28, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds will be renamed from Prudential to PGIM Funds. Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Blend Fund, Inc.

April 16, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential Jennison Blend Fund, Inc.	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/18 (without sales charges)	Average Annual Total Returns as of 2/28/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	11.62	12.41	11.23	7.58	—
Class B	11.11	12.97	11.55	7.41	—
Class C	11.21	17.07	11.70	7.43	—
Class Q	8.07**	N/A	N/A	N/A	N/A (10/26/17)
Class Z	11.75	19.26	12.83	8.51	—
Russell 3000® Index	10.45	16.22	14.37	9.78	—
S&P 500 Index	10.83	17.09	14.72	9.72	—
Lipper Multi-Cap Core Funds Average***	9.51	14.41	12.47	8.21	—
Lipper Multi-Cap Growth Funds Average***	12.84	24.21	14.50	9.91	—

*Not annualized

**Since Inception

***The Fund is compared to the Lipper Multi-Cap Core Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Growth Funds Performance Universe. The Lipper Multi-Cap Core Funds Performance Universe was utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

8	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A*	Class B**	Class C*	Class Q***	Class Z*
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the ‘PRUDENTIAL FUNDS-UPDATE” on page 4 of this report for more information.

**Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” on page 3 of this report for more information.

Benchmark Definitions

Russell 3000 Index—The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest US companies representing approximately 98% of the investable US equity market. The Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are included.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Multi-Cap Core Funds Average—The Lipper Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Core Funds universe. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Lipper Multi-Cap Growth Funds Average—The Lipper Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Growth Funds universe. Funds in the Lipper

Prudential Jennison Blend Fund, Inc.	9

Your Fund’s Performance (continued)

Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 2/28/18 (%)
JPMorgan Chase & Co., Banks	3.4
Microsoft Corp., Software	2.3
Boeing Co. (The), Aerospace & Defense	2.0
Amazon.com, Inc., Internet & Direct Marketing Retail	2.0
Apple, Inc., Technology Hardware, Storage & Peripherals	1.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/18 (%)
Banks	11.6
Software	8.9
Internet Software & Services	8.1
IT Services	4.1
Internet & Direct Marketing Retail	4.1

Industry weightings reflect only long-term investments and are subject to change.

10	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Jennison Blend Fund, Inc.	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Blend Fund, Inc.		Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,116.20	0.94%	$4.93
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
Class B	Actual	$1,000.00	$1,111.10	1.91%	$10.00
	Hypothetical	$1,000.00	$1,015.32	1.91%	$9.54
Class C	Actual	$1,000.00	$1,112.10	1.72%	$9.01
	Hypothetical	$1,000.00	$1,016.27	1.72%	$8.60
Class Q	Actual**	$1,000.00	$1,080.70	0.68%	$2.42
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41
Class Z	Actual	$1,000.00	$1,117.50	0.67%	$3.52
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2018, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 125-day period ended February 28, 2018 due to the class’ inception date of October 26, 2017.

12	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of February 28, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS

Aerospace & Defense 3.2%
Boeing Co. (The)	57,429	$20,801,358
Curtiss-Wright Corp.	8,948	1,207,801
Esterline Technologies Corp.*	10,105	746,760
KLX, Inc.*	38,133	2,580,841
Moog, Inc. (Class A Stock)*	13,748	1,152,495
United Technologies Corp.	45,408	6,118,274

		32,607,529

Air Freight & Logistics 1.2%
FedEx Corp.	49,630	12,229,328

Airlines 0.2%
Spirit Airlines, Inc.*	45,611	1,817,142

Auto Components 0.2%
Dorman Products, Inc.*	15,604	1,076,676
Tenneco, Inc.	27,858	1,463,938

		2,540,614

Automobiles 0.5%
Tesla, Inc.*(a)	16,221	5,564,776

Banks 11.6%
Ameris Bancorp	24,122	1,282,084
Bank of America Corp.	426,922	13,704,196
Bank of the Ozarks	66,790	3,332,153
BankUnited, Inc.	125,003	5,027,621
BB&T Corp.	156,149	8,486,698
Brookline Bancorp, Inc.	46,496	736,962
Byline Bancorp, Inc.*	30,010	692,031
Citigroup, Inc.	116,151	8,768,239
Columbia Banking System, Inc.	68,742	2,872,041
Eagle Bancorp, Inc.*	26,964	1,646,152
East West Bancorp, Inc.	95,999	6,292,734
First Bancorp	49,257	1,705,770
German American Bancorp, Inc.	8,875	294,029
Glacier Bancorp, Inc.	43,947	1,709,538
Investors Bancorp, Inc.	24,280	327,780
JPMorgan Chase & Co.	299,164	34,553,442
Pacific Premier Bancorp, Inc.*	20,817	875,355
Pinnacle Financial Partners, Inc.	50,989	3,291,340

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	71,079	$11,206,315
Renasant Corp.	49,663	2,073,927
Seacoast Banking Corp. of Florida*	85,590	2,244,170
SunTrust Banks, Inc.	36,474	2,547,344
Wintrust Financial Corp.	59,094	4,994,034

		118,663,955

Beverages 0.1%
MGP Ingredients, Inc.	12,060	1,012,075

Biotechnology 2.4%
AbbVie, Inc.	42,751	4,951,848
Amicus Therapeutics, Inc.*(a)	220,150	3,029,264
BioMarin Pharmaceutical, Inc.*	38,416	3,118,227
Coherus Biosciences, Inc.*	26,911	266,419
DBV Technologies SA (France), ADR*	28,825	615,702
Exact Sciences Corp.*	10,978	489,729
Juno Therapeutics, Inc.*	29,066	2,522,057
La Jolla Pharmaceutical Co.*(a)	49,042	1,523,244
Myriad Genetics, Inc.*	19,877	644,412
Repligen Corp.*	12,883	441,758
Vertex Pharmaceuticals, Inc.*	43,822	7,275,767

		24,878,427

Building Products 0.8%
JELD-WEN Holding, Inc.*	86,930	2,708,739
Johnson Controls International PLC	87,446	3,224,134
PGT Innovations, Inc.*	122,841	2,149,717

		8,082,590

Capital Markets 1.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	17,875	603,281
Evercore, Inc. (Class A Stock)	15,052	1,400,589
Goldman Sachs Group, Inc. (The)	28,350	7,454,065
Moelis & Co. (Class A Stock)	61,000	3,095,750
OM Asset Management PLC	153,238	2,349,139
Piper Jaffray Cos.	4,292	358,382

		15,261,206

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals 1.9%
DowDuPont, Inc.	76,489	$5,377,177
Ferro Corp.*	200,323	4,284,909
FMC Corp.	54,060	4,242,629
PolyOne Corp.	93,946	3,880,909
Venator Materials PLC*	109,288	2,091,772

		19,877,396

Commercial Services & Supplies 0.6%
Advanced Disposal Services, Inc.*	78,588	1,758,799
Mobile Mini, Inc.	100,680	4,223,526
MSA Safety, Inc.	8,154	657,457

		6,639,782

Communications Equipment 0.9%
ADTRAN, Inc.	55,121	862,644
Ciena Corp.*	20,821	482,422
Cisco Systems, Inc.	140,346	6,284,694
Finisar Corp.*	18,000	324,000
Viavi Solutions, Inc.*	112,179	1,079,162

		9,032,922

Construction & Engineering 0.1%
Great Lakes Dredge & Dock Corp.*	198,824	904,649

Construction Materials 0.6%
Summit Materials, Inc. (Class A Stock)*	187,394	5,927,272

Consumer Finance 1.1%
Capital One Financial Corp.	70,496	6,903,673
SLM Corp.*	445,898	4,864,747

		11,768,420

Containers & Packaging 0.4%
Sealed Air Corp.	86,284	3,655,853

Distributors 0.0%
Core-Mark Holding Co., Inc.	13,921	284,963

Diversified Consumer Services 0.0%
Houghton Mifflin Harcourt Co.*	38,069	258,869

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.3%
Cogent Communications Holdings, Inc.	77,258	$3,310,505
ORBCOMM, Inc.*	23,655	246,012

		3,556,517

Electric Utilities 1.4%
American Electric Power Co., Inc.	62,468	4,096,651
El Paso Electric Co.	56,805	2,760,723
Exelon Corp.	158,043	5,853,913
Portland General Electric Co.	53,237	2,115,106

		14,826,393

Electrical Equipment 0.8%
Eaton Corp. PLC	61,703	4,979,432
Emerson Electric Co.	47,165	3,351,545

		8,330,977

Electronic Equipment, Instruments & Components 1.1%
Anixter International, Inc.*	42,549	3,214,577
Flex Ltd.*	330,368	5,979,661
Littelfuse, Inc.	6,079	1,261,393
Plexus Corp.*	14,567	878,681

		11,334,312

Energy Equipment & Services 1.1%
Forum Energy Technologies, Inc.*(a)	146,194	1,651,992
Halliburton Co.	200,054	9,286,507

		10,938,499

Equity Real Estate Investment Trusts (REITs) 2.4%
Acadia Realty Trust	31,289	753,439
American Tower Corp.	35,451	4,939,388
Chatham Lodging Trust	73,741	1,341,349
Colony NorthStar, Inc. (Class A Stock)	164,947	1,283,288
Columbia Property Trust, Inc.	52,082	1,084,868
Cousins Properties, Inc.	260,627	2,173,629
Gaming & Leisure Properties, Inc.	35,477	1,179,965
Hersha Hospitality Trust	218,932	3,678,058
Independence Realty Trust, Inc.	144,141	1,228,081
LaSalle Hotel Properties	17,948	440,265
National Storage Affiliates Trust	87,791	2,153,513
Pebblebrook Hotel Trust	50,724	1,725,123
QTS Realty Trust, Inc. (Class A Stock)	16,788	541,749

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Retail Opportunity Investments Corp.	51,975	$891,891
Summit Hotel Properties, Inc.	92,278	1,215,301

		24,629,907

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	27,722	5,292,130
Natural Grocers by Vitamin Cottage, Inc.*	44,393	308,531
Performance Food Group Co.*	100,416	3,077,751
Sprouts Farmers Market, Inc.*	68,307	1,759,588
United Natural Foods, Inc.*	16,858	719,331
Walmart, Inc.	67,616	6,086,116

		17,243,447

Food Products 1.6%
Adecoagro SA (Argentina)*	292,131	2,626,258
B&G Foods, Inc.(a)	41,468	1,148,663
Conagra Brands, Inc.	136,981	4,949,123
Darling Ingredients, Inc.*	137,683	2,504,454
Mondelez International, Inc. (Class A Stock)	77,523	3,403,260
Sanderson Farms, Inc.	10,566	1,301,203

		15,932,961

Health Care Equipment & Supplies 1.4%
AxoGen, Inc.*	10,230	298,716
Cardiovascular Systems, Inc.*	10,999	261,556
GenMark Diagnostics, Inc.*	185,171	762,905
Glaukos Corp.*(a)	20,098	629,068
Globus Medical, Inc. (Class A Stock)*	23,249	1,107,582
Integra LifeSciences Holdings Corp.*	36,129	1,905,082
Masimo Corp.*	20,694	1,811,346
Nevro Corp.*	24,168	1,960,508
Penumbra, Inc.*	2,725	294,845
Zimmer Biomet Holdings, Inc.	42,789	4,974,221

		14,005,829

Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.*(a)	41,387	1,576,845
Amedisys, Inc.*	8,492	502,811
Cigna Corp.	17,017	3,333,460
Diplomat Pharmacy, Inc.*	14,612	304,514
HealthEquity, Inc.*	8,829	508,374
Laboratory Corp. of America Holdings*	33,939	5,861,265

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Molina Healthcare, Inc.*	3,424	$247,555
Premier, Inc. (Class A Stock)*	38,015	1,260,197
Tivity Health, Inc.*	72,672	2,801,506
UnitedHealth Group, Inc.	30,934	6,996,034

		23,392,561

Health Care Technology 0.3%
Teladoc, Inc.*(a)	68,843	2,760,604

Hotels, Restaurants & Leisure 3.9%
BJ’s Restaurants, Inc.	8,777	381,800
Bloomin’ Brands, Inc.	49,271	1,137,667
Brinker International, Inc.	51,352	1,768,049
Carnival Corp.	62,928	4,210,512
Marriott International, Inc. (Class A Stock)	64,888	9,162,835
McDonald’s Corp.	66,734	10,526,621
Pinnacle Entertainment, Inc.*	148,247	4,472,612
Planet Fitness, Inc. (Class A Stock)*	119,393	4,415,153
Texas Roadhouse, Inc.	4,629	255,799
Vail Resorts, Inc.	9,793	2,016,085
Wingstop, Inc.	44,477	2,015,253

		40,362,386

Household Durables 0.2%
TRI Pointe Group, Inc.*	127,818	1,959,450

Household Products 0.6%
Procter & Gamble Co. (The)	78,442	6,159,266

Insurance 1.8%
Brighthouse Financial, Inc.*	39,814	2,160,706
Chubb Ltd.	55,426	7,866,058
MetLife, Inc.	107,346	4,958,312
Navigators Group, Inc. (The)	22,766	1,227,087
RLI Corp.	4,317	262,473
Validus Holdings Ltd.	26,437	1,788,199

		18,262,835

Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	13,257	20,050,550
Booking Holdings, Inc.*	2,562	5,211,211
Netflix, Inc.*	52,295	15,237,717
Wayfair, Inc. (Class A Stock)*(a)	13,122	1,015,905

		41,515,383

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Internet Software & Services 8.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	84,595	$15,746,513
Alphabet, Inc. (Class A Stock)*	12,030	13,280,158
Alphabet, Inc. (Class C Stock)*	7,652	8,453,394
eBay, Inc.*	101,595	4,354,362
Etsy, Inc.*	17,867	452,214
Facebook, Inc. (Class A Stock)*	66,792	11,910,349
GrubHub, Inc.*	3,762	373,980
MercadoLibre, Inc. (Argentina)	18,649	7,235,253
MINDBODY, Inc. (Class A Stock)*(a)	49,205	1,754,158
MuleSoft, Inc. (Class A Stock)*	57,354	1,771,092
New Relic, Inc.*	19,081	1,369,634
Nutanix, Inc. (Class A Stock)*	8,467	308,622
Q2 Holdings, Inc.*	42,882	1,953,275
Shutterstock, Inc.*(a)	8,222	413,156
Stamps.com, Inc.*	3,907	746,432
Tencent Holdings Ltd. (China)	228,143	12,481,366

		82,603,958

IT Services 4.1%
DXC Technology Co.	40,968	4,200,859
InterXion Holding NV (Netherlands)*	58,374	3,286,456
Mastercard, Inc. (Class A Stock)	69,308	12,181,574
PayPal Holdings, Inc.*	96,103	7,631,539
Presidio, Inc.*	121,355	1,774,210
Square, Inc. (Class A Stock)*	58,713	2,703,734
Visa, Inc. (Class A Stock)	85,556	10,518,255

		42,296,627

Life Sciences Tools & Services 0.3%
Medpace Holdings, Inc.*	7,409	237,458
NeoGenomics, Inc.*	35,207	295,739
PRA Health Sciences, Inc.*	13,435	1,128,540
Syneos Health, Inc.*	35,628	1,492,813

		3,154,550

Machinery 1.8%
Actuant Corp. (Class A Stock)	75,329	1,709,968
Barnes Group, Inc.	18,527	1,117,363
CIRCOR International, Inc.	8,680	407,960
Gardner Denver Holdings, Inc.*	69,443	2,222,870
Kennametal, Inc.	16,572	682,766
Milacron Holdings Corp.*	42,115	902,525
NN, Inc.	107,788	2,576,133

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
RBC Bearings, Inc.*	14,352	$1,729,416
REV Group, Inc.	35,384	955,368
Rexnord Corp.*	123,716	3,585,290
Terex Corp.	46,288	1,921,878
Watts Water Technologies, Inc. (Class A Stock)	8,538	644,619
Woodward, Inc.	4,825	341,755

		18,797,911

Media 1.9%
Charter Communications, Inc. (Class A Stock)*	16,302	5,574,143
Cinemark Holdings, Inc.(a)	34,207	1,455,850
Comcast Corp. (Class A Stock)	134,820	4,881,832
Liberty Global PLC (United Kingdom) (Class C Stock)*	124,822	3,748,405
Twenty-First Century Fox, Inc. (Class A Stock)	109,783	4,042,210

		19,702,440

Mortgage Real Estate Investment Trusts (REITs) 0.3%
MFA Financial, Inc.	401,372	2,857,769

Multiline Retail 0.0%
Big Lots, Inc.	8,131	456,962

Oil, Gas & Consumable Fuels 3.6%
Anadarko Petroleum Corp.	62,176	3,546,519
Arch Coal, Inc. (Class A Stock)	23,853	2,282,971
Chevron Corp.	68,118	7,623,767
Noble Energy, Inc.	110,611	3,299,526
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	113,773	7,198,418
SemGroup Corp. (Class A Stock)	62,080	1,378,176
Suncor Energy, Inc. (Canada)	141,270	4,650,284
Tallgrass Energy GP LP	63,369	1,276,885
WPX Energy, Inc.*	367,350	5,190,655

		36,447,201

Personal Products 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	75,991	10,520,194

Pharmaceuticals 3.8%
Allergan PLC	28,175	4,345,149
Bristol-Myers Squibb Co.	181,680	12,027,216
Catalent, Inc.*	15,217	635,310
Dermira, Inc.*	39,127	1,005,955

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Eli Lilly & Co.	69,906	$5,384,160
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	11,626	1,321,179
Impax Laboratories, Inc.*	17,270	352,308
Intersect ENT, Inc.*	78,706	2,900,316
Pacira Pharmaceuticals, Inc.*	13,048	408,402
Pfizer, Inc.	204,223	7,415,337
Prestige Brands Holdings, Inc.*	48,238	1,630,444
Revance Therapeutics, Inc.*	15,344	474,897
Supernus Pharmaceuticals, Inc.*	18,477	718,755

		38,619,428

Professional Services 0.5%
Korn/Ferry International	102,631	4,301,265
TrueBlue, Inc.*	28,968	787,930

		5,089,195

Real Estate Management & Development 0.3%
HFF, Inc. (Class A Stock)	35,965	1,642,162
Marcus & Millichap, Inc.*	36,785	1,151,370

		2,793,532

Road & Rail 0.7%
Saia, Inc.*	28,002	2,034,345
Union Pacific Corp.	38,899	5,066,595

		7,100,940

Semiconductors & Semiconductor Equipment 4.0%
Broadcom Ltd.	31,820	7,842,357
Brooks Automation, Inc.	97,594	2,606,736
Cavium, Inc.*	30,682	2,731,925
MaxLinear, Inc.*	77,520	1,762,030
Monolithic Power Systems, Inc.	10,276	1,202,909
NVIDIA Corp.	28,495	6,895,790
Power Integrations, Inc.	5,186	348,499
Semtech Corp.*	34,683	1,167,083
Silicon Laboratories, Inc.*	19,584	1,831,104
Texas Instruments, Inc.	135,666	14,699,411

		41,087,844

Software 8.9%
Activision Blizzard, Inc.	73,643	5,385,512
Adobe Systems, Inc.*	52,785	11,038,927
Callidus Software, Inc.*	62,354	2,238,509

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
CyberArk Software Ltd. (Israel)*(a)	41,653	$2,062,240
Fortinet, Inc.*	23,279	1,174,891
HubSpot, Inc.*(a)	50,992	5,662,661
Microsoft Corp.	254,597	23,873,561
Paycom Software, Inc.*(a)	55,909	5,530,518
Proofpoint, Inc.*	27,376	2,933,886
PTC, Inc.*	83,379	6,150,035
Qualys, Inc.*	4,438	328,634
salesforce.com, Inc.*	101,564	11,806,815
Varonis Systems, Inc.*	81,771	4,591,442
Workday, Inc. (Class A Stock)*	52,713	6,677,156
Zendesk, Inc.*	48,410	2,090,344

		91,545,131

Specialty Retail 1.9%
Asbury Automotive Group, Inc.*	19,535	1,286,380
Chico’s FAS, Inc.	98,888	992,835
DSW, Inc. (Class A Stock)	76,993	1,509,833
Five Below, Inc.*	52,967	3,540,844
Group 1 Automotive, Inc.	23,082	1,588,965
Home Depot, Inc. (The)	43,866	7,995,456
Party City Holdco, Inc.*(a)	158,411	2,289,039

		19,203,352

Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	101,829	18,137,782

Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.*	3,523	333,205
G-III Apparel Group Ltd.*	12,060	445,135
Kering SA (France)	12,872	6,040,450
Steven Madden Ltd.*	20,886	916,895
Tapestry, Inc.	102,337	5,209,977

		12,945,662

Thrifts & Mortgage Finance 0.5%
Luther Burbank Corp.	62,307	796,907
OceanFirst Financial Corp.	53,856	1,393,793
Provident Financial Services, Inc.	74,284	1,848,186
WSFS Financial Corp.	16,066	766,348

		4,805,234

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.8%
Beacon Roofing Supply, Inc.*	72,552	$3,838,727
GMS, Inc.*	14,468	447,929
SiteOne Landscape Supply, Inc.*	3,569	245,690
Univar, Inc.*	123,163	3,548,326

		8,080,672

Water Utilities 0.1%
Evoqua Water Technologies Corp.*	56,537	1,294,697

Wireless Telecommunication Services 0.5%
Vodafone Group PLC (United Kingdom), ADR(a)	179,341	5,077,144

TOTAL LONG-TERM INVESTMENTS (cost $670,693,149)		1,008,837,320

SHORT-TERM INVESTMENTS 6.1%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	15,080,087	15,080,087
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $47,829,732; includes $47,773,286 of cash collateral for securities on loan)(b)(w)	47,829,925	47,829,925

TOTAL SHORT-TERM INVESTMENTS (cost $62,909,819)		62,910,012

TOTAL INVESTMENTS 104.6% (cost $733,602,968)		1,071,747,332
Liabilities in excess of other assets (4.6)%		(47,116,295)

NET ASSETS 100.0%		$1,024,631,037

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,138,691; cash collateral of $47,773,286 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$32,607,529	$—	$—
Air Freight & Logistics	12,229,328	—	—
Airlines	1,817,142	—	—
Auto Components	2,540,614	—	—
Automobiles	5,564,776	—	—
Banks	118,663,955	—	—
Beverages	1,012,075	—	—
Biotechnology	24,878,427	—	—
Building Products	8,082,590	—	—
Capital Markets	15,261,206	—	—
Chemicals	19,877,396	—	—
Commercial Services & Supplies	6,639,782	—	—
Communications Equipment	9,032,922	—	—
Construction & Engineering	904,649	—	—
Construction Materials	5,927,272	—	—
Consumer Finance	11,768,420	—	—
Containers & Packaging	3,655,853	—	—
Distributors	284,963	—	—
Diversified Consumer Services	258,869	—	—
Diversified Telecommunication Services	3,556,517	—	—
Electric Utilities	14,826,393	—	—
Electrical Equipment	8,330,977	—	—
Electronic Equipment, Instruments & Components	11,334,312	—	—
Energy Equipment & Services	10,938,499	—	—
Equity Real Estate Investment Trusts (REITs)	24,629,907	—	—
Food & Staples Retailing	17,243,447	—	—
Food Products	15,932,961	—	—
Health Care Equipment & Supplies	14,005,829	—	—

See Notes to Financial Statements.

24

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Health Care Providers & Services	$23,392,561	$—	$—
Health Care Technology	2,760,604	—	—
Hotels, Restaurants & Leisure	40,362,386	—	—
Household Durables	1,959,450	—	—
Household Products	6,159,266	—	—
Insurance	18,262,835	—	—
Internet & Direct Marketing Retail	41,515,383	—	—
Internet Software & Services	70,122,592	12,481,366	—
IT Services	42,296,627	—	—
Life Sciences Tools & Services	3,154,550	—	—
Machinery	18,797,911	—	—
Media	19,702,440	—	—
Mortgage Real Estate Investment Trusts (REITs)	2,857,769	—	—
Multiline Retail	456,962	—	—
Oil, Gas & Consumable Fuels	36,447,201	—	—
Personal Products	10,520,194	—	—
Pharmaceuticals	38,619,428	—	—
Professional Services	5,089,195	—	—
Real Estate Management & Development	2,793,532	—	—
Road & Rail	7,100,940	—	—
Semiconductors & Semiconductor Equipment	41,087,844	—	—
Software	91,545,131	—	—
Specialty Retail	19,203,352	—	—
Technology Hardware, Storage & Peripherals	18,137,782	—	—
Textiles, Apparel & Luxury Goods	6,905,212	6,040,450	—
Thrifts & Mortgage Finance	4,805,234	—	—
Trading Companies & Distributors	8,080,672	—	—
Water Utilities	1,294,697	—	—
Wireless Telecommunication Services	5,077,144	—	—
Affiliated Mutual Funds	62,910,012	—	—

Total	$1,053,225,516	$18,521,816	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2018 were as follows:

Banks	11.6%
Software	8.9
Internet Software & Services	8.1
Affiliated Mutual Funds (including 4.7% of collateral for securities on loan)	6.1
IT Services	4.1
Internet & Direct Marketing Retail	4.1%
Semiconductors & Semiconductor Equipment	4.0
Hotels, Restaurants & Leisure	3.9
Pharmaceuticals	3.8
Oil, Gas & Consumable Fuels	3.6
Aerospace & Defense	3.2

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Industry Classification (cont’d.)
Biotechnology	2.4%
Equity Real Estate Investment Trusts (REITs)	2.4
Health Care Providers & Services	2.3
Chemicals	1.9
Media	1.9
Specialty Retail	1.9
Machinery	1.8
Insurance	1.8
Technology Hardware, Storage & Peripherals	1.8
Food & Staples Retailing	1.7
Food Products	1.6
Capital Markets	1.5
Electric Utilities	1.4
Health Care Equipment & Supplies	1.4
Textiles, Apparel & Luxury Goods	1.3
Air Freight & Logistics	1.2
Consumer Finance	1.1
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	1.1
Personal Products	1.0
Communications Equipment	0.9
Electrical Equipment	0.8
Building Products	0.8
Trading Companies & Distributors	0.8
Road & Rail	0.7
Commercial Services & Supplies	0.6

Household Products	0.6%
Construction Materials	0.6
Automobiles	0.5
Professional Services	0.5
Wireless Telecommunication Services	0.5
Thrifts & Mortgage Finance	0.5
Containers & Packaging	0.4
Diversified Telecommunication Services	0.3
Life Sciences Tools & Services	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.3
Real Estate Management & Development	0.3
Health Care Technology	0.3
Auto Components	0.2
Household Durables	0.2
Airlines	0.2
Water Utilities	0.1
Beverages	0.1
Construction & Engineering	0.1
Multiline Retail	0.0 *
Distributors	0.0 *
Diversified Consumer Services	0.0 *

104.6
Liabilities in excess of other assets	(4.6)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$46,138,691	$(46,138,691)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

26

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of February 28, 2018

Assets
Investments at value, including securities on loan of $46,138,691:
Unaffiliated investments (cost $670,693,149)	$1,008,837,320
Affiliated investments (cost $62,909,819)	62,910,012
Cash	10,717
Dividends receivable	1,262,303
Receivable for investments sold	805,408
Receivable for Fund shares sold	144,348
Tax reclaim receivable	124,659
Prepaid expenses	4,869

Total Assets	1,074,099,636

Liabilities
Payable to broker for collateral for securities on loan	47,773,286
Payable for Fund shares reacquired	635,955
Management fee payable	378,522
Accrued expenses and other liabilities	315,069
Distribution fee payable	243,201
Affiliated transfer agent fee payable	122,566

Total Liabilities	49,468,599

Net Assets	$1,024,631,037

Net assets were comprised of:
Common stock, at par	$477,631
Paid-in capital in excess of par	656,666,301

657,143,932
Undistributed net investment income	1,739,178
Accumulated net realized gain on investment and foreign currency transactions	27,603,567
Net unrealized appreciation on investments and foreign currencies	338,144,360

Net assets, February 28, 2018	$1,024,631,037

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share ($961,614,640 ÷ 44,682,740 shares of common stock issued and outstanding)	$21.52
Maximum sales charge (5.50% of offering price)	1.25

Maximum offering price to public	$22.77

Class B
Net asset value, offering price and redemption price per share ($7,635,836 ÷ 397,252 shares of common stock issued and outstanding)	$19.22

Class C
Net asset value, offering price and redemption price per share ($20,470,094 ÷ 1,063,442 shares of common stock issued and outstanding)	$19.25

Class Q
Net asset value, offering price and redemption price per share ($10,809 ÷ 501 shares of common stock issued and outstanding)	$21.55

Class Z
Net asset value, offering price and redemption price per share ($34,899,658 ÷ 1,619,132 shares of common stock issued and outstanding)	$21.55

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	29

Statement of Operations (unaudited)

Six Months Ended February 28, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $14,800)	$6,258,808
Affiliated dividend income	140,439
Income from securities lending, net (including affiliated income of $26,131)	97,065

Total income	6,496,312

Expenses
Management fee	2,440,506
Distribution fee(a)	1,550,390
Transfer agent’s fees and expenses (including affiliated expense of $243,127)(a)	611,066
Custodian and accounting fees	58,400
Registration fees(a)	40,439
Shareholders’ reports	35,186
Legal fees and expenses	13,743
Audit fee	11,830
Directors’ fees	11,426
Miscellaneous	14,150

Total expenses	4,787,136
Less: Fee waiver and/or expense reimbursement(a)	(29,823)

Net expenses	4,757,313

Net investment income (loss)	1,738,999

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(301))	48,693,549
Foreign currency transactions	1,254

48,694,803

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,759))	60,398,061
Foreign currencies	(4)

60,398,057

Net gain (loss) on investment and foreign currency transactions	109,092,860

Net Increase (Decrease) In Net Assets Resulting From Operations	$110,831,859

(a) Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Q	Class Z
Distribution fee	1,411,139	38,884	100,367	—	—
Transfer agent’s fees and expenses	551,778	30,008	12,162	59	17,059
Registration fees	8,707	8,554	8,201	6,538	8,439
Fee waiver and/or expense reimbursement	—	(23,231)	—	(6,592)	—

See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2018	Year Ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,738,999	$2,732,622
Net realized gain (loss) on investment and foreign currency transactions	48,694,803	80,766,542
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	60,398,057	67,470,367

Net increase (decrease) in net assets resulting from operations	110,831,859	150,969,531

Dividends and Distributions
Dividends from net investment income
Class A	(1,051,999)	(7,421,239)
Class B	—	(29,062)
Class C	—	(62,233)
Class Q	(30)	—
Class Z	(96,740)	(307,342)

	(1,148,769)	(7,819,876)

Distributions from net realized gains
Class A	(80,432,886)	(48,685,489)
Class B	(701,488)	(572,609)
Class C	(1,859,562)	(1,226,180)
Class Q	(873)	—
Class Z	(2,829,789)	(1,519,214)

	(85,824,598)	(52,003,492)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,738,906	10,169,016
Net asset value of shares issued in reinvestment of dividends and distributions	85,090,702	58,523,588
Cost of shares reacquired	(63,092,520)	(125,948,279)

Net increase (decrease) in net assets from Fund share transactions	28,737,088	(57,255,675)

Total increase (decrease)	52,595,580	33,890,488

Net Assets:
Beginning of period	972,035,457	938,144,969

End of period(a)	$1,024,631,037	$972,035,457

(a) Includes undistributed/(distributions in excess of) net investment income of:	$1,739,178	$1,148,948

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	31

Notes to Financial Statements (unaudited)

Prudential Jennison Blend Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company.

The investment objective of the Fund is long-term capital growth.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

32

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements

Prudential Jennison Blend Fund, Inc.	33

Notes to Financial Statements (unaudited) (continued)

under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all

34

the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain

Prudential Jennison Blend Fund, Inc.	35

Notes to Financial Statements (unaudited) (continued)

estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees, distribution fee waivers, transfer agent’s fees and expenses, registration fees and Fee waiver and/or expense reimbursement.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing,

36

compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to $500 million, 0.475% of the next $500 million of the Fund’s average daily net assets and 0.45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate before waivers and/or expense reimbursement was 0.49% of the Fund’s average daily net assets for the six months ended February 28, 2018. The effective management fee rate, net of waivers and/or expense reimbursement was 0.48%.

PGIM Investments has contractually agreed, through December 31, 2019, to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 1.91% of average daily net assets for Class B shares and 0.68% of average daily net assets for Class Q shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received $108,404 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2018.

Prudential Jennison Blend Fund, Inc.	37

Notes to Financial Statements (unaudited) (continued)

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2018 it received $777, $2,727 and $433 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended February 28, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended February 28, 2018, PGIM, Inc. was compensated $19,110 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended February 28, 2018, were $245,607,353 and $295,591,033, respectively.

38

5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2018 were as follows:

Tax basis	$738,470,060

Gross Unrealized Appreciation	352,944,443
Gross Unrealized Depreciation	(19,667,171)

Net Unrealized Appreciation	$333,277,272

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $0.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Z, Class T and Class Q common stock, each of which consists of 200 million, 5 million, 25 million, 340 million, 100 million and 330 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

Prudential Jennison Blend Fund, Inc.	39

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2018, Prudential, through its affiliate entities, owned 501 of Class Q shares. At reporting period end, two shareholders of record held 33% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2018:
Shares sold	249,214	$5,374,925
Shares issued in reinvestment of dividends and distributions	3,877,692	79,841,674
Shares reacquired	(2,630,873)	(56,984,870)

Net increase (decrease) in shares outstanding before conversion	1,496,033	28,231,729
Shares issued upon conversion from other share class(es)	46,871	1,023,354
Shares reacquired upon conversion into other share class(es)	(114,689)	(2,469,670)

Net increase (decrease) in shares outstanding	1,428,215	$26,785,413

Year ended August 31, 2017:
Shares sold	393,021	$7,773,690
Shares issued in reinvestment of dividends and distributions	2,898,839	55,019,965
Shares reacquired	(5,456,436)	(107,927,405)

Net increase (decrease) in shares outstanding before conversion	(2,164,576)	(45,133,750)
Shares issued upon conversion from other share class(es)	162,353	3,249,502
Shares reacquired upon conversion into other share class(es)	(287,024)	(5,700,647)

Net increase (decrease) in shares outstanding	(2,289,247)	$(47,584,895)

Class B
Six months ended February 28, 2018:
Shares sold	3,238	$63,043
Shares issued in reinvestment of dividends and distributions	37,767	696,044
Shares reacquired	(20,991)	(410,071)

Net increase (decrease) in shares outstanding before conversion	20,014	349,016
Shares reacquired upon conversion into other share class(es)	(48,518)	(959,094)

Net increase (decrease) in shares outstanding	(28,504)	$(610,078)

Year ended August 31, 2017:
Shares sold	6,058	$108,185
Shares issued in reinvestment of dividends and distributions	34,509	595,964
Shares reacquired	(58,159)	(1,052,984)

Net increase (decrease) in shares outstanding before conversion	(17,592)	(348,835)
Shares reacquired upon conversion into other share class(es)	(145,288)	(2,634,692)

Net increase (decrease) in shares outstanding	(162,880)	$(2,983,527)

40

Class C	Shares	Amount
Six months ended February 28, 2018:
Shares sold	43,852	$846,356
Shares issued in reinvestment of dividends and distributions	98,666	1,820,398
Shares reacquired	(89,666)	(1,764,204)

Net increase (decrease) in shares outstanding before conversion	52,852	902,550
Shares reacquired upon conversion into other share class(es)	(19,374)	(367,107)

Net increase (decrease) in shares outstanding	33,478	$535,443

Year ended August 31, 2017:
Shares sold	65,785	$1,175,533
Shares issued in reinvestment of dividends and distributions	68,277	1,179,827
Shares reacquired	(215,130)	(3,866,301)

Net increase (decrease) in shares outstanding before conversion	(81,068)	(1,510,941)
Shares reacquired upon conversion into other share class(es)	(59,716)	(1,091,636)

Net increase (decrease) in shares outstanding	(140,784)	$(2,602,577)

Class Q
Period ended February 28, 2018*:
Shares sold	457	$10,000
Shares issued in reinvestment of dividends and distributions	44	903

Net increase (decrease) in shares outstanding	501	$10,903

Class Z
Six months ended February 28, 2018:
Shares sold	20,606	$444,582
Shares issued in reinvestment of dividends and distributions	132,542	2,731,683
Shares reacquired	(181,382)	(3,933,375)

Net increase (decrease) in shares outstanding before conversion	(28,234)	(757,110)
Shares issued upon conversion from other share class(es)	128,879	2,772,517

Net increase (decrease) in shares outstanding	100,645	$2,015,407

Year ended August 31, 2017:
Shares sold	56,217	$1,111,608
Shares issued in reinvestment of dividends and distributions	91,082	1,727,832
Shares reacquired	(678,387)	(13,101,589)

Net increase (decrease) in shares outstanding before conversion	(531,088)	(10,262,149)
Shares issued upon conversion from other shares class(es)	314,063	6,245,235
Shares reacquired upon conversion into other share class(es)	(3,407)	(67,762)

Net increase (decrease) in shares outstanding	(220,432)	$(4,084,676)

*	Commencement of offering was October 26, 2017.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused

Prudential Jennison Blend Fund, Inc.	41

Notes to Financial Statements (unaudited) (continued)

portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended February 28, 2018.

42

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.09		$19.19	$20.82	$23.71	$21.64	$17.75
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.06	0.09	0.08	0.05	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.32		3.12	0.48	(0.41)	4.44	3.83
Total from investment operations	2.36		3.18	0.57	(0.33)	4.49	3.98
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.17)	(0.04)	(0.04)	(0.12)	(0.09)
Distributions from net realized gains	(1.91)		(1.11)	(2.16)	(2.52)	(2.30)	-
Total dividends and distributions	(1.93)		(1.28)	(2.20)	(2.56)	(2.42)	(0.09)
Net asset value, end of period	$21.52		$21.09	$19.19	$20.82	$23.71	$21.64
Total Return(b):	11.62%		17.31%	2.96%	(1.54)%	22.00%	22.50%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$962		$912	$874	$950	$1,072	$973
Average net assets (000,000)	$949		$890	$884	$1,029	$1,041	$930
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.94%	(d)	0.97%	0.98%	0.96%	0.95%	0.97%
Expenses before waivers and/or expense reimbursement	0.94%	(d)	0.97%	0.98%	0.96%	0.95%	0.97%
Net investment income (loss)	0.36%	(d)	0.30%	0.48%	0.37%	0.22%	0.77%
Portfolio turnover rate	25%	(e)	53%	53%	46%	54%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	43

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.09		$17.50	$19.26	$22.23	$20.44	$16.81
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.07)	(0.04)	(0.07)	(0.10)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.10		2.83	0.44	(0.38)	4.19	3.62
Total from investment operations	2.04		2.76	0.40	(0.45)	4.09	3.63
Less Dividends and Distributions:
Dividends from net investment income	-		(0.06)	-	-	-	-	(d)
Distributions from net realized gains	(1.91)		(1.11)	(2.16)	(2.52)	(2.30)	-
Total dividends and distributions	(1.91)		(1.17)	(2.16)	(2.52)	(2.30)	-	(d)
Net asset value, end of period	$19.22		$19.09	$17.50	$19.26	$22.23	$20.44
Total Return(b):	11.11%		16.45%	2.24%	(2.23)%	21.20%	21.63%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$8		$8	$10	$15	$22	$23
Average net assets (000,000)	$8		$9	$12	$18	$23	$23
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.91%	(e)	1.67%	1.68%	1.66%	1.65%	1.67%
Expenses before waivers and/or expense reimbursement	2.51%	(e)	1.67%	1.68%	1.66%	1.65%	1.67%
Net investment income (loss)	(0.61)%	(e)	(0.39)%	(0.22)%	(0.32)%	(0.48)%	0.08%
Portfolio turnover rate	25%	(f)	53%	53%	46%	54%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

44

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.10		$17.50	$19.27	$22.23	$20.45	$16.82
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.07)	(0.04)	(0.07)	(0.10)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.10		2.84	0.43	(0.37)	4.18	3.62
Total from investment operations	2.06		2.77	0.39	(0.44)	4.08	3.63
Less Dividends and Distributions:
Dividends from net investment income	-		(0.06)	-	-	-	-	(d)
Distributions from net realized gains	(1.91)		(1.11)	(2.16)	(2.52)	(2.30)	-
Total dividends and distributions	(1.91)		(1.17)	(2.16)	(2.52)	(2.30)	-	(d)
Net asset value, end of period	$19.25		$19.10	$17.50	$19.27	$22.23	$20.45
Total Return(b):	11.21%		16.51%	2.18%	(2.19)%	21.14%	21.61%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$20		$20	$20	$23	$26	$25
Average net assets (000,000)	$20		$20	$22	$25	$26	$23
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.72%	(e)	1.67%	1.68%	1.66%	1.65%	1.67%
Expenses before waivers and/or expense reimbursement	1.72%	(e)	1.67%	1.68%	1.66%	1.65%	1.67%
Net investment income (loss)	(0.42)%	(e)	(0.40)%	(0.22)%	(0.33)%	(0.48)%	0.07%
Portfolio turnover rate	25%	(f)	53%	53%	46%	54%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	45

Financial Highlights (unaudited) (continued)

Class Q Shares
	October 26, 2017(d) through February 28, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.85
Income (loss) from investment operations:
Net investment income (loss)	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.61
Total from investment operations	1.67
Less Dividends and Distributions:
Dividends from net investment income	(0.06)
Distributions from net realized gains	(1.91)
Total dividends and distributions	(1.97)
Net asset value, end of period	$21.55
Total Return(b):	8.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	(e)
Expenses before waivers and/or expense reimbursement	183.44%	(e)
Net investment income (loss)	0.75%	(e)
Portfolio turnover rate	25%	(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

46

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.13		$19.22	$20.86	$23.76	$21.67	$17.78
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.12	0.15	0.15	0.12	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.32		3.12	0.48	(0.42)	4.46	3.82
Total from investment operations	2.39		3.24	0.63	(0.27)	4.58	4.03
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.22)	(0.11)	(0.11)	(0.19)	(0.14)
Distributions from net realized gains	(1.91)		(1.11)	(2.16)	(2.52)	(2.30)	-
Total dividends and distributions	(1.97)		(1.33)	(2.27)	(2.63)	(2.49)	(0.14)
Net asset value, end of period	$21.55		$21.13	$19.22	$20.86	$23.76	$21.67
Total Return(b):	11.75%		17.67%	3.24%	(1.27)%	22.43%	22.82%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$35		$32	$33	$45	$49	$41
Average net assets (000,000)	$34		$30	$37	$43	$45	$39
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67%	(d)	0.67%	0.68%	0.66%	0.65%	0.67%
Expenses before waivers and/or expense reimbursement	0.67%	(d)	0.67%	0.68%	0.66%	0.65%	0.67%
Net investment income (loss)	0.63%	(d)	0.60%	0.77%	0.67%	0.52%	1.08%
Portfolio turnover rate	25%	(e)	53%	53%	46%	54%	73%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	47

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Blend Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON BLEND FUND, INC.

SHARE CLASS	A	B	C	Q	Z
NASDAQ	PBQAX	PBQFX	PRECX	PBQQX	PEQZX
CUSIP	74441T108	74441T207	74441T306	74441T603	74441T405

MF101E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2018